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FOUNDED 1866

October 6, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Multi-Manager Alternative Strategies Fund of BlackRock FundsSM

Securities Act File No. 33-26305

Investment Company Act File No. 811-05742

Ladies and Gentlemen:

On behalf of BlackRock FundsSM and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the supplement dated October 1, 2014 to the Prospectus, dated July 25, 2014, for BlackRock Multi-Manager Alternative Strategies Fund (the “Fund”). The purpose of this filing is to submit the 497(e) filing dated October 1, 2014 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean Jesse C. Kean

Enclosures

cc:	Benjamin Archibald, Esq.

BlackRock Advisors, LLC

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